Fair Value of Financial Assets and Liabilities - Fair Value Reconciliation of Level 3 Assets and Liabilities Measured on a Recurring Basis (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	$ (267)	$ (260)
Total realized / unrealized gains (losses)
Included in net income	3	3
Included in regulatory assets/liabilities	82	0
Purchases, sales, issuances and settlements
Settlements	(2)	(10)
Transfers into Level 3	2
Ending Balance	(182)	(267)
Fair Value, Asset, Recurring Basis, Still Held, Unrealized Gain (Loss)	3	3
Commonwealth Edison Co [Member] | Derivative [Member] | Interest Rate Swap [Member]
Purchases, sales, issuances and settlements
Realized Investment Gains (Losses)	20	33
Commonwealth Edison Co [Member] | Derivative [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	(301)	(301)
Total realized / unrealized gains (losses)
Included in net income	0	0
Included in regulatory assets/liabilities	82	0
Purchases, sales, issuances and settlements
Settlements	0	0
Transfers into Level 3	0
Ending Balance	(219)	(301)
Fair Value, Asset, Recurring Basis, Still Held, Unrealized Gain (Loss)	0	0
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Inputs Reconciliation, Period Increase (Decrease)	(62)	33
Pepco Holdings LLC [Member] | 6311 Life Insurance [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	34	41
Total realized / unrealized gains (losses)
Included in net income	3	3
Included in regulatory assets/liabilities	0	0
Purchases, sales, issuances and settlements
Settlements	(2)	(10)
Transfers into Level 3	0
Ending Balance	35	34
Fair Value, Asset, Recurring Basis, Still Held, Unrealized Gain (Loss)	3	3
Potomac Electric Power Company [Member] | 6311 Life Insurance [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	34	41
Total realized / unrealized gains (losses)
Included in net income	3	3
Included in regulatory assets/liabilities	0	0
Purchases, sales, issuances and settlements
Settlements	(2)	(10)
Transfers into Level 3	0
Ending Balance	35	34
Fair Value, Asset, Recurring Basis, Still Held, Unrealized Gain (Loss)	$ 3	$ 3